INTECH International Fund | Class A, C, S, I, T Shares
FUND SUMMARY INTECH International Fund	[1]
INVESTMENT OBJECTIVE
INTECH International Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 41 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees INTECH International Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none
Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	none	none	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTECH International Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		2.43%	2.42%	2.67%	2.54%	2.67%
Total Annual Fund Operating Expenses	[1]	3.23%	3.97%	3.47%	3.09%	3.22%
Fee Waiver	[1]	1.91%	1.90%	1.89%	2.02%	1.90%
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.32%	2.07%	1.58%	1.07%	1.32%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.00% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example INTECH International Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	882	1,513	2,166	3,903
Class C	Class C Shares	499	1,210	2,037	4,181
Class S	Class S Shares	350	1,065	1,803	3,747
Class I	Class I Shares	312	954	1,620	3,402
Class T	Class T Shares	325	992	1,683	3,522

If Shares are not redeemed:
Expense Example, No Redemption INTECH International Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	882	1,513	2,166	3,903
Class C	Class C Shares	399	1,210	2,037	4,181
Class S	Class S Shares	350	1,065	1,803	3,747
Class I	Class I Shares	312	954	1,620	3,402
Class T	Class T Shares	325	992	1,683	3,522

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 179% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks from the universe of the Morgan Stanley Capital International (“MSCI”) EAFE® Index, utilizing INTECH’s mathematical investment process. The MSCI EAFE® Index is an MSCI index that is designed to measure the performance of the developed markets of Europe, Australasia, and the Far East. The Fund may also invest in foreign equity and debt securities.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its named benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by the Fund may result in a higher portfolio turnover compared to a “buy and hold” fund strategy.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. On a routine basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, and Class S Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser INTECH Risk-Managed International Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class I Shares, Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, and Class S Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.50% Worst Quarter: Third Quarter 2008 -20.70%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was -16.93%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns INTECH International Fund Class A, C, S, I, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception of Predecessor Fund	Inception Date
Return Before Taxes Class I	Class I Shares	Return Before Taxes			9.76%	(4.74%)	May 02, 2007
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		3.75%	(6.30%)	May 02, 2007
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		8.80%	(5.09%)	May 02, 2007
Return Before Taxes Class S	Class S Shares	Return Before Taxes			9.88%	(4.88%)	May 02, 2007
Return Before Taxes Class T	Class T Shares	Return Before Taxes			10.05%	(6.63%)	May 02, 2007
Return After Taxes on Distributions Class I	Class I Shares	Return After Taxes on Distributions			9.72%	(4.88%)	May 02, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class I	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		6.85%	(3.84%)	May 02, 2007
Morgan Stanley Capital International ("MSCI") EAFE® (Europe, Australasia, Far East) Index (net)		Morgan Stanley Capital International (“MSCI”) EAFE® (Europe, Australasia, Far East) Index (net)		(reflects no deduction for expenses, fees, or taxes)	7.75%	(5.21%)	May 02, 2007
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

INTECH U.S. Core Fund | Class A, C, S, I, T Shares
FUND SUMMARY INTECH U.S. Core Fund	[1]
INVESTMENT OBJECTIVE
INTECH U.S. Core Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 41 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees INTECH U.S. Core Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none
Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	none	none	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTECH U.S. Core Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees (may adjust up or down)		0.52%	0.52%	0.52%	0.52%	0.52%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		0.22%	0.29%	0.42%	0.21%	0.41%
Total Annual Fund Operating Expenses	[1]	0.99%	1.81%	1.19%	0.73%	0.93%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.89% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example INTECH U.S. Core Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	670	872	1,091	1,718
Class C	Class C Shares	284	569	980	2,127
Class S	Class S Shares	121	378	654	1,443
Class I	Class I Shares	75	233	406	906
Class T	Class T Shares	95	296	515	1,143

If Shares are not redeemed:
Expense Example, No Redemption INTECH U.S. Core Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	670	872	1,091	1,718
Class C	Class C Shares	184	569	980	2,127
Class S	Class S Shares	121	378	654	1,443
Class I	Class I Shares	75	233	406	906
Class T	Class T Shares	95	296	515	1,143

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the S&P 500® Index, utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its named benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by the Fund may result in a higher portfolio turnover compared to a “buy and hold” fund strategy.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

[1]
PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. On a routine basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

• The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 14.79% Worst Quarter: Fourth Quarter 2008 -21.49%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was -6.39%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns INTECH U.S. Core Fund Class A, C, S, I, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class T	Class T Shares	Return Before Taxes			16.28%	1.44%	8.16%	Feb. 28, 2003
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		9.36%	(0.02%)	7.03%	Feb. 28, 2003
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		14.19%	0.44%	7.06%	Feb. 28, 2003
Return Before Taxes Class S	Class S Shares	Return Before Taxes			16.07%	1.00%	7.65%	Feb. 28, 2003
Return Before Taxes Class I	Class I Shares	Return Before Taxes			16.59%	1.44%	8.16%	Feb. 28, 2003
Return After Taxes on Distributions Class T	Class T Shares	Return After Taxes on Distributions			16.11%	0.81%	7.35%	Feb. 28, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class T	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		10.80%	1.23%	7.03%	Feb. 28, 2003
S&P 500® Index		S&P 500® Index		(reflects no deduction for expenses, fees, or taxes)	15.06%	2.29%	7.38%	Feb. 28, 2003
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

INTECH U.S. Growth Fund | Class A, C, S, I, T Shares
FUND SUMMARY INTECH U.S. Growth Fund	[1]
INVESTMENT OBJECTIVE
INTECH U.S. Growth Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 41 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees INTECH U.S. Growth Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none
Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	none	none	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTECH U.S. Growth Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		0.12%	0.22%	0.33%	0.14%	0.29%
Total Annual Fund Operating Expenses	[1]	0.87%	1.72%	1.08%	0.64%	0.79%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.90% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example INTECH U.S. Growth Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	659	837	1,029	1,586
Class C	Class C Shares	275	542	933	2,030
Class S	Class S Shares	110	343	595	1,317
Class I	Class I Shares	65	205	357	798
Class T	Class T Shares	81	252	439	978

If Shares are not redeemed:
Expense Example, No Redemption INTECH U.S. Growth Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	659	837	1,029	1,586
Class C	Class C Shares	175	542	933	2,030
Class S	Class S Shares	110	343	595	1,317
Class I	Class I Shares	65	205	357	798
Class T	Class T Shares	81	252	439	978

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Growth Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its named benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by the Fund may result in a higher portfolio turnover compared to a “buy and hold” fund strategy.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

[1]
PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. On a routine basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares, Class A Shares, Class C Shares, and Class I Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser INTECH Risk-Managed Growth Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class S Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class S Shares prior to the reorganization, calculated using the fees and expenses of the JAD predecessor fund’s Class S Shares, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class A Shares reflects the performance of the JAD predecessor fund’s Class A Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class A Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. Performance shown for certain periods prior to September 30, 2004 reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

• The performance shown for Class C Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class C Shares prior to the reorganization, calculated using the fees and expenses of the JAD predecessor fund’s Class C Shares, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class I Shares reflects the performance of the JAD predecessor fund’s Class I Shares from November 28, 2005 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class I Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. Performance shown for certain periods prior to November 28, 2005 reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

• The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class S Shares prior to the reorganization, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class I Shares, and Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares, Class A Shares, Class C Shares, Class I Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class S Shares (calendar year-end)

Best Quarter: Second Quarter 2009 15.04% Worst Quarter: Fourth Quarter 2008 -25.11%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was -6.98%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns INTECH U.S. Growth Fund Class A, C, S, I, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception of Predecessor Fund	Inception Date
Return Before Taxes Class S	Class S Shares	Return Before Taxes			17.50%	1.06%	5.91%	Jan. 02, 2003
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		10.82%	0.08%	5.32%	Jan. 02, 2003
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		15.19%	0.42%	5.29%	Jan. 02, 2003
Return Before Taxes Class I	Class I Shares	Return Before Taxes			17.95%	1.54%	5.91%	Jan. 02, 2003
Return Before Taxes Class T	Class T Shares	Return Before Taxes			17.77%	1.06%	5.91%	Jan. 02, 2003
Return After Taxes on Distributions Class S	Class S Shares	Return After Taxes on Distributions			17.37%	0.85%	5.33%	Jan. 02, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class S	Class S Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		11.55%	0.89%	4.95%	Jan. 02, 2003
Russell 1000® Growth Index		Russell 1000® Growth Index		(reflects no deduction for expenses, fees, or taxes)	16.71%	3.75%	6.77%	Jan. 02, 2003
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class S Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class S Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

INTECH U.S. Value Fund | Class A, C, S, I, T Shares
FUND SUMMARY INTECH U.S. Value Fund	[1]
INVESTMENT OBJECTIVE
INTECH U.S. Value Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 41 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees INTECH U.S. Value Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none
Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	none	none	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTECH U.S. Value Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		0.21%	0.25%	0.43%	0.19%	0.46%
Total Annual Fund Operating Expenses	[1]	0.96%	1.75%	1.18%	0.69%	0.96%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.75% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example INTECH U.S. Value Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	667	863	1,075	1,685
Class C	Class C Shares	278	551	949	2,062
Class S	Class S Shares	120	375	649	1,432
Class I	Class I Shares	70	221	384	859
Class T	Class T Shares	98	306	531	1,178

If Shares are not redeemed:
Expense Example, No Redemption INTECH U.S. Value Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	667	863	1,075	1,685
Class C	Class C Shares	178	551	949	2,062
Class S	Class S Shares	120	375	649	1,432
Class I	Class I Shares	70	221	384	859
Class T	Class T Shares	98	306	531	1,178

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Value Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its named benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by the Fund may result in a higher portfolio turnover compared to a “buy and hold” fund strategy.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

[1]
PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. On a routine basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, and Class S Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser INTECH Risk-Managed Value Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class I Shares, Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, and Class S Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: Third Quarter 2009 17.79% Worst Quarter: Fourth Quarter 2008 -21.39%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was -9.95%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns INTECH U.S. Value Fund Class A, C, S, I, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception of Predecessor Fund	Inception Date
Return Before Taxes Class I	Class I Shares	Return Before Taxes			15.41%	1.19%	1.19%	Dec. 30, 2005
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		8.39%	(0.23%)	(0.23%)	Dec. 30, 2005
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		13.10%	0.21%	0.21%	Dec. 30, 2005
Return Before Taxes Class S	Class S Shares	Return Before Taxes			14.81%	0.71%	0.71%	Dec. 30, 2005
Return Before Taxes Class T	Class T Shares	Return Before Taxes			15.29%	0.75%	0.74%	Dec. 30, 2005
Return After Taxes on Distributions Class I	Class I Shares	Return After Taxes on Distributions			15.18%	0.75%	0.75%	Dec. 30, 2005
Return After Taxes on Distributions and Sale of Fund Shares Class I	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		10.32%	0.90%	0.90%	Dec. 30, 2005
Russell 1000® Value Index		Russell 1000® Value Index		(reflects no deduction for expenses, fees, or taxes)	15.51%	1.28%	1.28%	Dec. 30, 2005
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

[1]	The future effectiveness of the change is 12/7/2011.